PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2021 (unaudited)

Equities	Shares	Market Value ($)
Apparel & Luxury Goods (3.5%)
Nike Inc., Class B	3,246,278	471,456,954
VF Corp.	8,538,702	572,007,647

		1,043,464,601
Biotechnology (1.8%)
Gilead Sciences Inc.	7,665,583	535,440,972

Capital Markets (10.4%)
CME Group Inc., Class A	6,080,881	1,175,920,768
S&P Global Inc.	2,263,138	961,584,705
The Charles Schwab Corp.	12,702,196	925,227,957

		3,062,733,430
Chemicals (3.1%)
Linde plc	3,087,734	905,879,401

Commercial Services & Supplies (2.9%)
Waste Management Inc.	5,668,646	846,668,966

Containers & Packaging (2.0%)
Ball Corp.	6,675,949	600,635,132

Diversified Telecom Services (2.1%)
Verizon Communications Inc.	11,380,778	614,675,820

Equity Real Estate Investment Trusts (5.6%)
Alexandria Real Estate Equities Inc.	2,100,778	401,395,652
American Tower Corp.	3,104,553	823,979,412
Digital Realty Trust Inc.	2,843,028	410,675,395

		1,636,050,459
Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	1,787,095	803,031,138

Food Products (2.4%)
Mondelez International Inc., Class A	12,032,287	700,038,458

Health Care Equipment (9.8%)
Becton Dickinson and Co.	3,675,719	903,565,245
Boston Scientific Corp. [q]	13,418,340	582,221,773
Danaher Corp.	4,498,540	1,369,535,518

		2,855,322,536
Household Products (2.9%)
The Procter & Gamble Co.	6,191,177	865,526,545

Interactive Media & Services (5.5%)
Alphabet Inc., Class A [q]	605,405	1,618,562,375

Internet & Catalog Retail (2.1%)
Booking Holdings Inc. [q]	258,966	614,751,618

IT Services (5.8%)
Fiserv Inc. [q]	7,859,358	852,740,343
Mastercard Inc., Class A	2,454,040	853,220,627

		1,705,960,970
Machinery (6.5%)
Deere & Co.	2,759,860	924,746,290
Pentair plc	7,148,814	519,218,361
Xylem Inc.	3,846,731	475,763,690

		1,919,728,341
Media (4.1%)
Comcast Corp., Class A	21,311,280	1,191,939,890

Road & Rail (1.8%)
Kansas City Southern	1,906,445	515,960,275

Semiconductor Equipment (7.3%)
Applied Materials Inc.	5,415,466	697,132,938
Intel Corp.	5,632,738	300,112,281
Micron Technology Inc. [q]	4,636,460	329,095,931
NVIDIA Corp.	3,963,800	821,140,808

		2,147,481,958
Semiconductors (1.9%)
Texas Instrument Inc.	2,991,073	574,914,141

Software (11.6%)
Adobe Inc. [q]	1,124,148	647,194,486
Cadence Design Systems Inc. [q]	3,401,110	515,064,098
Microsoft Corp.	6,747,653	1,902,298,334
Synopsys Inc. [q]	1,133,766	339,460,878

		3,404,017,796
Technology Hardware (2.6%)
Apple Inc.	5,415,029	766,226,603

Total investment in equities (98.4%) (cost $19,650,516,400)		28,929,011,425

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) a
Citizens Bank Trust	0.05%	01/14/2022	250,000	247,123
Community Vision Capital & Consulting	0.50%	01/31/2022	250,000	248,006
Self-Help Federal Credit Union	0.50%	10/16/2021	250,000	249,589
Self-Help Federal Credit Union	0.40%	02/17/2022	1,000,000	969,865

				1,714,583
Certificates of Deposit Account Registry Service (0.0%) a
CDARS agreement with Beneficial State Bank, dated 03/18/2021 Participating depository institutions: Amalgamated Bank, par 243,500; Armstrong Bank, par 243,500; Great Plains State Bank, par 243,500; Oakstar Bank, par 243,500; OneUnited Bank, par 243,500; Ponce Bank, par 243,500; Security State Bank of Hibbing, par 243,500; Signature Bank, National Association, par 56,515; Southern States Bank, par 243,500; (cost $1,970,871)	0.07%	03/17/2022	2,004,515	1,970,871

Community Development Loans (0.0%) a
BlueHub Loan Fund	1.00%	04/15/2022	100,000	96,778
BlueHub Loan Fund	1.00%	04/15/2022	900,000	871,003
Enterprise Community Loan Fund	0.50%	02/28/2022	500,000	487,671
New Hampshire Community Loan Fund	1.00%	07/31/2022	500,000	475,096
Root Capital Loan Fund	1.00%	02/01/2022	200,000	195,956
Vermont Community Loan Fund	0.75%	04/15/2022	100,000	96,778
Washington Area Community Investment Fund	1.00%	02/09/2022	100,000	97,847

				2,321,129
Time Deposits (1.9%)
ANZ, London	0.01%	10/01/2021	200,000,000	200,000,000
DNB, Oslo	0.01%	10/01/2021	138,923,496	138,923,496
SEB, Stockholm	0.01%	10/01/2021	200,000,000	200,000,000

				538,923,496
Total short-term securities (1.9%) (cost $544,930,079)				544,930,079

Total securities (100.3%) (cost $20,195,446,479)				29,473,941,504

Other assets and liabilities (-0.3%)				(78,058,746)

Total net assets (100.0%)				29,395,882,758

q	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities has been classified as level 3.
plc	Public Limited Company